14 Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid Expenses

14  Prepaid Expenses

	12.31.2019	12.31.2018
Risk premium - GSF renegotiation (14.1)	3,180	12,574
Others	30,515	31,535
	33,695	44,109
Current	33,563	40,819
Noncurrent	132	3,290

14.1    Hydrological risk renegotiation (GSF)

In accordance with Hydrological Risk Renegotiation Term and previously mentioned regulations, the companies acquired the right to partially recover the cost with MRE (GSF) in 2015, in the amount of R$ 33.55 per average MW of electricity for SP100 product class, based on the risk premium contracted by them (Note 4.9.2).

The amounts originally recognized on the renegotiation of the hydrological risk were as follows:

Power Plant	Physical guarantee (Average MW)	Eligible amount of energy (Average MW)	Amortization period of prepaid expenses	Grant extension period (intangible asset)	Asset value to recover as renegotiation of GSF	Value of prepaid expenses to amortize with future risk premium	Value of intangible assets amortization over the concession period
Mauá	100.827	97.391	01.01.2016 to 06.30.2020	not applicable	28,623	28,623	-
Foz do Areia	576,000	226.705	01.01.2016 to 12.31.2016	05.24.2023 to 09.17.2023	66,628	17,222	49,406
Santa Clara and Fundão	135,400	134.323	01.01.2016 to 04.22.2019	10.25.2036 to 05.28.2037	39,369	30,326	9,043
		458.419			134,620	76,171	58,449

A breakdown of these items as at December 31, 2019 and 2018 is presented below:

	Balance as of			Balance as of			Balance as of
	January 01, 2018	Amortization	Transfers	December 31, 2018	Amortization	Transfers	December 31, 2019
Risk premium - current asset	15,459	(15,459)	9,394	9,394	(9,394)	3,180	3,180
Risk premium - noncurrent asset	12,574	-	(9,394)	3,180	-	(3,180)	-
Intangible	45,745	(7,038)	-	38,707	(7,040)	-	31,667
	73,778	(22,497)	-	51,281	(16,434)	-	34,847
Risk premium to be amortized - prepaid expenses	28,033			12,574			3,180
Grant extension period - intangible	45,745			38,707			31,667